UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

__________________

FORM N-Q

_______________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08061

_____________________

Diamond Hill Funds

(Exact name of registrant as specified in charter)

_____________________

325 John H. McConnell Boulevard, Suite 200

Columbus, OH 43215

(Address of principal executive offices) (Zip Code)

James F. Laird, Jr.,

325 John H. McConnell Boulevard, Suite 200

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1.    Schedules of Investments.

Diamond Hill Small Cap Fund
Schedule of Investments
March 31, 2013 (Unaudited)
	Shares	Fair Value

Common Stocks - 84.8%
Consumer Discretionary - 13.2%
Aaron's, Inc.	528,990	$15,171,433
Callaway Golf Co.^	731,916	4,845,284
Carter's, Inc.*	96,830	5,545,454
Global Sources Ltd.*^	997,942	7,544,442
Hanesbrands, Inc.*^	89,605	4,082,404
Hillenbrand, Inc.	574,910	14,533,725
K-Swiss, Inc., Class A*	727,206	3,446,956
Liquidity Services, Inc.*^	276,600	8,245,446
Live Nation Entertainment, Inc.*^	1,052,695	13,021,837
Steiner Leisure Ltd.*	549,852	26,590,842
Tenneco, Inc.*	494,770	19,449,409
		122,477,232

Consumer Staples - 6.7%
B&G Foods, Inc., Class A^	342,175	10,432,915
Core-Mark Holding Co., Inc.	24,755	1,270,179
Diamond Foods, Inc.*^	127,553	2,150,544
Energizer Holdings, Inc.^	306,600	30,577,218
Flowers Foods, Inc.	254,636	8,387,710
Harris Teeter Supermarkets, Inc.	221,220	9,448,306
		62,266,872

Energy - 9.6%
Berry Petroleum Co., Class A^	197,535	9,143,895
Carrizo Oil & Gas, Inc.*^	235,411	6,066,541
Cimarex Energy Co.^	241,295	18,203,295
Denbury Resources, Inc.*^	638,515	11,908,305
Forest Oil Corp.*	222,020	1,167,825
Rosetta Resources, Inc.*^	350,255	16,665,133
Southwestern Energy Co.*^	177,485	6,613,091
Whiting Petroleum Corp.*^	375,300	19,080,252
		88,848,337

Financials - 26.8%
Alleghany Corp.*	40,532	16,047,429
American Equity Investment Life Holding Co.^	477,200	7,105,508
Assurant, Inc.	810,870	36,497,259

Diamond Hill Small Cap Fund
Schedule of Investments
March 31, 2013 (Unaudited)
	Shares	Fair Value

Financials - 26.8% continued
Assured Guaranty Ltd.	1,417,622	$29,217,189
City National Corp.^	101,775	5,995,565
First Niagara Financial Group, Inc.^	648,415	5,744,957
First of Long Island Corp., The	136,005	4,032,548
Fortress Investment Group LLC, Class A^	1,315,925	8,421,920
Greenlight Capital Re Ltd., Class A*^	407,670	9,967,532
HCC Insurance Holdings, Inc.^	495,205	20,813,466
iStar Financial, Inc. REIT*^	1,963,930	21,387,198
Mid-America Apartment Communities, Inc. REIT	127,569	8,809,915
National Penn Bancshares, Inc.^	659,430	7,049,307
Navigators Group, Inc.*	164,445	9,661,144
Old Republic International Corp.	290,845	3,696,640
Popular, Inc.*^	400,553	11,059,268
Radian Group, Inc.^	413,595	4,429,602
Reinsurance Group of America	180,455	10,767,750
Selective Insurance Group, Inc.^	549,550	13,194,696
Sterling Bancorp^	614,622	6,244,560
Winthrop Realty Trust REIT	642,905	8,087,745
		248,231,198

Health Care - 6.7%
Alere, Inc.*^	558,260	14,252,378
Greatbatch, Inc.*^	374,260	11,179,146
LifePoint Hospitals, Inc.*^	75,750	3,670,845
Myriad Genetics, Inc.*^	443,705	11,270,107
Orthofix International NV*	288,720	10,356,386
Warner Chilcott plc	805,940	10,920,487
		61,649,349

Industrials - 15.6%
AAR Corp.	713,341	13,118,341
Alaska Air Group, Inc.*	66,910	4,279,564
Allegiant Travel Co.^	93,420	8,293,827
Brink's Co., The^	445,435	12,587,993
Corrections Corp. of America	428,815	16,753,802
Hub Group, Inc., Class A*	352,910	13,572,919

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)
	Shares	Fair Value

Industrials - 15.6% continued
Hyster-Yale Materials Handling, Inc.	154,140	$8,799,853
Kaydon Corp.^	90,730	2,320,873
Kennametal, Inc.	389,230	15,195,539
Saia, Inc.*^	349,985	12,658,957
Toro Co., The^	188,380	8,673,015
TriMas Corp.*^	334,660	10,866,410
Trinity Industries, Inc.	375,845	17,037,055
		144,158,148

Information Technology - 3.2%
Broadridge Financial Solutions, Inc.	534,710	13,282,197
CSG Systems International, Inc.*	528,637	11,201,818
Stamps.com, Inc.*^	190,955	4,768,146
		29,252,161

Utilities - 3.0%
Cleco Corp.	308,315	14,500,055
UGI Corp.	349,690	13,424,599
		27,924,654

Total Common Stocks		$784,807,951

Registered Investment Companies - 32.2%
Federated Prime Obligations Fund, 0.05%†Σ	157,307,559	157,307,559
JPMorgan Prime Money Market Fund, 0.08%Σ	140,618,760	140,618,760
Total Registered Investment Companies		$297,926,319

Total Investment Securities - 117.0%
(Cost $877,168,730)**		$1,082,734,270
Net Other Assets (Liabilities) - (17.0)%		(157,539,580)

Net Assets - 100.0%		$925,194,690

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2013, was $153,671,689.
*	Non-income producing security.
Σ	Rate represents the daily yield on March 31, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2013.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
March 31, 2013 (Unaudited)
	Shares	Fair Value

Common Stocks - 91.3%
Consumer Discretionary - 10.1%
Aaron's, Inc.	110,585	$3,171,578
Callaway Golf Co.	173,880	1,151,086
Hillenbrand, Inc.^	73,030	1,846,198
Leggett & Platt, Inc.^	22,360	755,321
Staples, Inc.^	216,795	2,911,557
Steiner Leisure Ltd.*	65,765	3,180,395
Tenneco, Inc.*	64,425	2,532,547
		15,548,682

Consumer Staples - 12.5%
B&G Foods, Inc., Class A^	53,475	1,630,453
ConAgra Foods, Inc.	157,250	5,631,122
Energizer Holdings, Inc.^	41,250	4,113,862
Flowers Foods, Inc.	37,412	1,232,351
Harris Teeter Supermarkets, Inc.^	78,515	3,353,376
Molson Coors Brewing Co., Class B^	67,250	3,290,543
		19,251,707

Energy - 9.4%
Cimarex Energy Co.	45,935	3,465,336
Denbury Resources, Inc.*	113,093	2,109,184
Energen Corp.	32,330	1,681,483
Noble Energy, Inc.	48,025	5,554,572
Southwestern Energy Co.*^	18,245	679,809
Whiting Petroleum Corp.*	20,400	1,037,136
		14,527,520

Financials - 25.3%
Alleghany Corp.*	6,339	2,509,737
American Equity Investment Life Holding Co.^	72,475	1,079,153
Assurant, Inc.	70,485	3,172,530
Assured Guaranty Ltd.	198,175	4,084,386
First Niagara Financial Group, Inc.	229,785	2,035,895
First Republic Bank	39,100	1,510,042
Hartford Financial Services Group, Inc., The	139,405	3,596,649
HCC Insurance Holdings, Inc.	65,695	2,761,161
iStar Financial, Inc. REIT*^	229,490	2,499,146
KeyCorp	243,845	2,428,696
National Penn Bancshares, Inc.	142,395	1,522,203
Popular, Inc.*^	82,087	2,266,421

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)
	Shares	Fair Value

Financials - 25.3% continued
Radian Group, Inc.	102,050	$1,092,956
Reinsurance Group of America	51,895	3,096,575
Selective Insurance Group, Inc.	31,510	756,555
SunTrust Banks, Inc.	20,965	604,002
XL Group plc	126,545	3,834,313
		38,850,420

Health Care - 13.3%
Boston Scientific Corp.*	462,610	3,612,984
CareFusion Corp.*	21,735	760,508
Forest Laboratories, Inc.*	151,505	5,763,250
Greatbatch, Inc.*	55,590	1,660,473
Life Technologies Corp.*	23,115	1,493,922
Myriad Genetics, Inc.*^	49,810	1,265,174
Orthofix International NV*	55,442	1,988,705
Quest Diagnostics, Inc.^	70,370	3,972,387
		20,517,403

Industrials - 13.3%
Brink's Co., The	36,195	1,022,871
Corrections Corp. of America	55,685	2,175,613
Dover Corp.	75,648	5,513,226
Hub Group, Inc., Class A*^	74,495	2,865,078
Kennametal, Inc.^	54,805	2,139,587
Parker Hannifin Corp.	10,330	946,021
Southwest Airlines Co.^	426,694	5,751,835
		20,414,231

Information Technology - 5.4%
Broadridge Financial Solutions, Inc.	144,995	3,601,676
CSG Systems International, Inc.*	74,510	1,578,867
Juniper Networks, Inc.*	109,470	2,029,574
Linear Technology Corp.^	30,660	1,176,424
		8,386,541

Utilities - 2.0%
Cleco Corp.	14,345	674,645
UGI Corp.^	63,145	2,424,137
		3,098,782

Total Common Stocks		$140,595,286

Registered Investment Companies - 22.1%
Federated Prime Obligations Fund, 0.05%†Σ	20,030,342	20,030,342

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)
	Shares	Fair Value
JPMorgan Prime Money Market Fund, 0.08%Σ	14,027,884	$14,027,884
Total Registered Investment Companies		$34,058,226

Total Investment Securities - 113.4%
(Cost $143,501,440)**		$174,653,512
Net Other Assets (Liabilities) - (13.4)%		(20,697,645)

Net Assets - 100.0%		$153,955,867

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2013, was $19,609,810.
*	Non-income producing security.
Σ	Rate represents the daily yield on March 31, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2013.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Large Cap Fund
Schedule of Investments
March 31, 2013 (Unaudited)
	Shares	Fair Value

Common Stocks - 98.0%
Consumer Discretionary - 10.8%
Comcast Corp., Class A	641,510	$26,949,835
McDonald's Corp.	361,689	36,056,776
NIKE, Inc., Class B	490,200	28,926,702
TJX Cos., Inc., The	823,105	38,480,159
VF Corp.^	218,830	36,708,733
Walt Disney Co., The	694,495	39,447,316
		206,569,521

Consumer Staples - 15.2%
ConAgra Foods, Inc.	1,283,983	45,979,431
General Mills, Inc.^	843,323	41,584,257
Kimberly-Clark Corp.	501,300	49,117,374
PepsiCo, Inc.	581,725	46,020,265
Philip Morris International	200,295	18,569,349
Procter & Gamble Co., The	662,062	51,018,498
Sysco Corp.^	1,057,064	37,176,941
		289,466,115

Energy - 9.9%
Apache Corp.	501,038	38,660,092
Devon Energy Corp.^	805,232	45,431,189
EOG Resources, Inc.	366,968	46,997,592
Occidental Petroleum Corp.	744,462	58,343,487
		189,432,360

Financials - 25.6%
American International Group, Inc.*	1,440,395	55,916,134
Charles Schwab Corp., The^	1,793,955	31,735,064
Chubb Corp., The	324,850	28,434,121
Citigroup, Inc.	1,293,750	57,235,500
Hartford Financial Services Group, Inc., The^	2,315,240	59,733,192
JPMorgan Chase & Co.	1,163,698	55,229,107
Morgan Stanley	2,010,960	44,200,901
PNC Financial Services Group, Inc.	648,005	43,092,333
Progressive Corp.^	1,502,025	37,956,172
Prudential Financial, Inc.	612,468	36,129,487
Wells Fargo & Co.	1,029,770	38,091,192
		487,753,203

Health Care - 14.8%
Abbott Laboratories	764,732	27,010,334

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)
	Shares	Fair Value

Health Care - 14.8% continued
Baxter International, Inc.	430,782	$31,292,004
Boston Scientific Corp.*	3,348,265	26,149,950
Express Scripts Holding Co.*	240,145	13,844,359
Medtronic, Inc.	1,393,967	65,460,690
Merck & Co., Inc.	825,215	36,499,259
Pfizer, Inc.	2,057,242	59,372,005
Quest Diagnostics, Inc.^	407,055	22,978,255
		282,606,856

Industrials - 11.3%
3M Co.^	359,587	38,227,694
Dover Corp.^	576,278	41,999,140
Illinois Tool Works, Inc.	505,764	30,821,258
Parker Hannifin Corp.	418,034	38,283,554
United Technologies Corp.^	699,962	65,397,450
		214,729,096

Information Technology - 9.4%
Apple Computer, Inc.	40,546	17,946,876
Cisco Systems, Inc.	1,675,228	35,029,017
International Business Machines Corp.	182,430	38,912,319
Juniper Networks, Inc.*	1,059,775	19,648,229
Linear Technology Corp.	507,265	19,463,758
Microsoft Corp.	1,659,440	47,476,578
		178,476,777

Materials - 1.0%
Air Products & Chemicals, Inc.^	213,775	18,624,078
Total Common Stocks		$1,867,658,006

Registered Investment Companies - 8.3%
Federated Prime Obligations Fund, 0.05%†Σ	120,547,797	120,547,797
JPMorgan Prime Money Market Fund, 0.08%Σ	37,288,091	37,288,091
Total Registered Investment Companies		$157,835,888

Total Investment Securities - 106.3%
(Cost $1,642,834,750)**		$2,025,493,894
Net Other Assets (Liabilities) - (6.3)%		(119,173,766)

Net Assets - 100.0%		$1,906,320,128

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2013, was $118,022,745.
*	Non-income producing security.
Σ	Rate represents the daily yield on March 31, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2013.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments.

Diamond Hill Select Fund
Schedule of Investments
March 31, 2013 (Unaudited)
	Shares	Fair Value

Common Stocks - 100.0%
Consumer Discretionary - 8.6%
Aaron's, Inc.	43,905	$1,259,195
McDonald's Corp.	12,585	1,254,599
TJX Cos., Inc., The	28,420	1,328,635
VF Corp.	8,295	1,391,486
		5,233,915

Consumer Staples - 8.7%
ConAgra Foods, Inc.	70,403	2,521,131
General Mills, Inc.	29,325	1,446,016
PepsiCo, Inc.	16,700	1,321,137
		5,288,284

Energy - 9.9%
Apache Corp.	25,985	2,005,003
Cimarex Energy Co.	14,125	1,065,590
Devon Energy Corp.	27,315	1,541,112
Occidental Petroleum Corp.	18,045	1,414,187
		6,025,892

Financials - 25.2%
Assured Guaranty Ltd.	62,350	1,285,034
Charles Schwab Corp., The	99,475	1,759,713
Citigroup, Inc.	28,335	1,253,540
Hartford Financial Services Group, Inc., The	76,245	1,967,121
iStar Financial, Inc. REIT*^	136,495	1,486,431
JPMorgan Chase & Co.	32,440	1,539,602
Morgan Stanley	87,260	1,917,975
Popular, Inc.*	53,775	1,484,728
Prudential Financial, Inc.	44,080	2,600,279
		15,294,423

Health Care - 21.3%
Abbott Laboratories	21,280	751,610
Baxter International, Inc.	34,815	2,528,961
Boston Scientific Corp.*^	185,915	1,451,996
Forest Laboratories, Inc.*	34,915	1,328,167
Medtronic, Inc.	59,621	2,799,802
Merck & Co., Inc.	27,480	1,215,440
Pfizer, Inc.	55,395	1,598,700
UnitedHealth Group, Inc.	22,377	1,280,188
		12,954,864

Industrials - 15.6%
3M Co.^	12,265	1,303,892
Dover Corp.	17,895	1,304,187

Diamond Hill Select Fund
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)
	Shares	Fair Value

Industrials - 15.6% continued
Illinois Tool Works, Inc.	18,973	$1,156,215
Parker Hannifin Corp.	10,180	932,284
Southwest Airlines Co.	161,010	2,170,415
United Technologies Corp.	27,825	2,599,690
		9,466,683

Information Technology - 10.7%
Apple Computer, Inc.	3,304	1,462,450
Cisco Systems, Inc.	56,810	1,187,897
International Business Machines Corp.	9,285	1,980,490
Microsoft Corp.	66,475	1,901,850
		6,532,687

Total Common Stocks		$60,796,748

Registered Investment Companies - 5.5%
Federated Prime Obligations Fund, 0.05%†Σ	2,840,865	2,840,865
JPMorgan Prime Money Market Fund, 0.08%Σ	495,082	495,082
Total Registered Investment Companies		$3,335,947

Total Investment Securities - 105.5%
(Cost $51,269,612)**		$64,132,695
Net Other Assets (Liabilities) - (5.5)%		(3,332,836)

Net Assets - 100.0%		$60,799,859

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2013, was $2,799,104.
*	Non-income producing security.
Σ	Rate represents the daily yield on March 31, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2013.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments
March 31, 2013 (Unaudited)
	Shares	Fair Value

Common Stocks - 81.3%
Consumer Discretionary - 8.9%
Comcast Corp. , Class A	849,825	$35,701,148
McDonald's Corp.	349,364	34,828,097
NIKE, Inc. , Class B	377,590	22,281,586
TJX Cos., Inc., The	795,965	37,211,364
VF Corp. ^	271,080	45,473,670
Walt Disney Co., The ◊	954,451	54,212,818
		229,708,683

Consumer Staples - 11.1%
ConAgra Foods, Inc.	1,349,480	48,324,880
General Mills, Inc. ◊	920,962	45,412,636
Kimberly-Clark Corp. ^	610,210	59,788,376
PepsiCo, Inc.	638,130	50,482,464
Procter & Gamble Co., The	676,995	52,169,235
Sysco Corp. ^	930,172	32,714,149
		288,891,740
Energy - 8.1%
Apache Corp.	370,596	28,595,187
Cimarex Energy Co. ^	234,800	17,713,312
Devon Energy Corp. ^	677,170	38,205,931
EOG Resources, Inc.	497,761	63,748,252
Occidental Petroleum Corp.	786,123	61,608,460
		209,871,142

Financials - 24.6%
American International Group, Inc. *	1,836,455	71,291,183
Assured Guaranty Ltd. ◊	2,511,710	51,766,343
Charles Schwab Corp., The	2,469,675	43,688,551
Citigroup, Inc.	1,758,979	77,817,230
Hartford Financial Services Group, Inc., The ^	3,032,183	78,230,321
JPMorgan Chase & Co.	1,582,160	75,089,314
Morgan Stanley	2,165,600	47,599,888
PNC Financial Services Group, Inc.	625,085	41,568,152
Popular, Inc. *^	847,579	23,401,656
Progressive Corp.	1,065,600	26,927,712
Prudential Financial, Inc. ◊	1,098,478	64,799,217
Wells Fargo & Co. ◊	1,057,335	39,110,822
		641,290,389

Health Care - 11.5%
Abbott Laboratories ◊	849,665	30,010,168
Baxter International, Inc. ^	505,971	36,753,733

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)
	Shares	Fair Value

Health Care - 11.5% continued
Boston Scientific Corp. *	4,417,025	$34,496,965
Medtronic, Inc.	1,345,487	63,184,070
Merck & Co., Inc.	887,555	39,256,558
Pfizer, Inc.	2,279,820	65,795,604
Quest Diagnostics, Inc. ^	494,675	27,924,404
		297,421,502

Industrials - 8.6%
3M Co. ◊	369,240	39,253,905
Dover Corp.	599,675	43,704,315
Illinois Tool Works, Inc. ^◊	551,360	33,599,878
Parker Hannifin Corp.	467,780	42,839,293
United Technologies Corp. ^	701,480	65,539,276
		224,936,667

Information Technology - 7.5%
Apple Computer, Inc.	54,848	24,277,370
Cisco Systems, Inc.	2,308,925	48,279,621
International Business Machines Corp.	247,235	52,735,226
Juniper Networks, Inc. *	1,703,515	31,583,168
Microsoft Corp. ◊	1,323,849	37,875,320
		194,750,705

Materials - 1.0%
Air Products & Chemicals, Inc. ^◊	287,201	25,020,950

Total Common Stocks		$2,111,891,777

Registered Investment Companies - 23.4%
Federated Prime Obligations Fund, 0.05%†Σ	156,875,258	156,875,258
JPMorgan Prime Money Market Fund, 0.08%Σ	451,800,286	451,800,286
Total Registered Investment Companies		$608,675,544

Total Investment Securities - 104.7%
Cost ($2,197,911,818)**		$2,720,567,321
Segregated Cash With Brokers - 20.5%		531,164,008
Securities Sold Short - (19.3)%
(Proceeds $402,267,857)		(502,960,369)
Net Other Assets (Liabilities) - (5.9)%		(152,906,309)

Net Assets - 100.0%		$2,595,864,651

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2013, was $153,447,697.
◊	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $211,921,900.
*	Non-income producing security.
Σ	Rate represents the daily yield on March 31, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2013.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
March 31, 2013 (Unaudited)
	Shares	Fair Value

Common Stocks - 17.3%
Consumer Discretionary - 8.8%
Brunswick Corp.	1,414,430	$48,401,795
Gap, Inc., The	1,126,950	39,894,030
Gildan Activewear, Inc.	203,800	8,133,658
Grand Canyon Education, Inc. *	320,280	8,131,910
John Wiley & Sons, Inc. Class A	131,320	5,116,227
Life Time Fitness, Inc. *	1,003,979	42,950,222
Macy's, Inc.	617,210	25,824,067
Red Robin Gourmet Burgers, Inc. *	487,525	22,231,140
Saks, Inc. *	445,660	5,111,720
Sonic Corp. *	321,855	4,145,492
Sotheby's Holdings, Inc.	58,413	2,185,230
Tractor Supply Co.	148,744	15,488,713
		227,614,204

Consumer Staples - 2.3%
Campbell Soup Co.	811,335	36,802,156
Colgate-Palmolive Co.	199,865	23,590,066
		60,392,222

Financials - 1.4%
Cincinnati Financial Corp.	442,855	20,898,327
First American Financial Corp.	315,375	8,064,139
Principal Financial Group, Inc.	230,060	7,828,942
		36,791,408

Industrials - 2.7%
Boeing Co., The	599,885	51,500,127
Healthcare Services Group	312,090	7,998,867
Kansas City Southern Industries, Inc.	77,415	8,585,324
Navistar International Corp. *	73,280	2,533,290
		70,617,608

Information Technology - 1.4%
Advent Software, Inc. *	287,560	8,043,052
Akamai Technologies, Inc. *	827,660	29,208,120
		37,251,172

Telecommunication Services - 0.7%
AT&T, Inc.	503,165	18,461,124

Exchange Traded Fund -2.0%
iShares Russell 2000 Index Fund	549,890	51,832,631

Total Securities Sold Short - 19.3%
(Proceeds $402,267,857)		$502,960,369

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at March 31, 2013.

See accompanying Notes to Schedules of Investments.

Diamond Hill Research Opportunities Fund
Schedule of Investments
March 31, 2013 (Unaudited)
	Shares	Fair Value

Common Stocks - 75.4%
Consumer Discretionary - 11.4%
Aaron's, Inc.	6,104	$175,063
Autozone, Inc. *	837	332,096
Callaway Golf Co.	9,900	65,538
Dollar General Corp. *	4,275	216,230
Hillenbrand, Inc.	9,772	247,037
Jarden Corp. *	11,100	475,635
Liquidity Services, Inc. *^	10,950	326,420
McDonald's Corp. ◊	4,500	448,605
NIKE, Inc. , Class B	5,020	296,230
Staples, Inc. ^	35,845	481,398
Steiner Leisure Ltd. *	5,470	264,529
Target Corp.	1,685	115,338
TJX Cos., Inc., The	4,401	205,747
Vail Resorts, Inc.	4,300	267,976
VF Corp.	2,221	372,573
		4,290,415

Consumer Staples - 6.1%
B&G Foods, Inc. , Class A^	8,165	248,951
Core-Mark Holding Co., Inc.	6,000	307,860
Diamond Foods, Inc. *^	17,200	289,992
Energizer Holdings, Inc. ^	8,000	797,840
Harris Teeter Supermarkets, Inc.	6,000	256,260
Molson Coors Brewing Co. , Class B	8,000	391,440
		2,292,343

Energy - 2.7%
Apache Corp.	3,338	257,560
Cimarex Energy Co.	1,975	148,994

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)
	Shares	Fair Value

Energy - 2.7% continued
Devon Energy Corp. ◊	6,510	$367,294
Occidental Petroleum Corp.	3,175	248,825
		1,022,673

Financials - 19.4%
American International Group, Inc. *	20,540	797,363
Assured Guaranty Ltd.	32,400	667,764
First Niagara Financial Group, Inc.	47,500	420,850
Fortress Investment Group LLC , Class A	72,500	464,000
Hartford Financial Services Group, Inc., The	33,200	856,560
iStar Financial, Inc. REIT *^	86,300	939,806
JPMorgan Chase & Co.	6,875	326,288
Popular, Inc. *	34,350	948,404
Prudential Financial, Inc.	22,890	1,350,280
Winthrop Realty Trust REIT	37,750	474,895
		7,246,210

Health Care - 9.5%
Alere, Inc. *	12,000	306,360
Boston Scientific Corp. *	100,055	781,430
Express Scripts Holding Co. *	7,400	426,610
Forest Laboratories, Inc. *	11,953	454,693
Life Technologies Corp. *	4,375	282,756
Natus Medical, Inc. *	36,000	483,840
Orthofix International NV *	3,776	135,445
Teva Pharmaceutical Industries Ltd., SP ADR	7,950	315,456
UnitedHealth Group, Inc.	2,630	150,462
Warner Chilcott plc	16,919	229,252
		3,566,304

Industrials - 10.5%
AAR Corp.	27,800	511,242
Corrections Corp. of America	9,200	359,444
Hub Group, Inc. , Class A*	12,000	461,520
Illinois Tool Works, Inc.	4,300	262,042
Kennametal, Inc.	9,000	351,360
Parker Hannifin Corp.	3,290	301,298
Saia, Inc. *	6,000	217,020
Southwest Airlines Co. ^	90,000	1,213,200
United Technologies Corp.	2,960	276,553
		3,953,679

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)
	Shares	Fair Value

Information Technology - 15.8%
Apple Computer, Inc. ◊	941	$416,515
Baidu, Inc. *	1,500	131,550
Cisco Systems, Inc. ◊	55,612	1,162,846
International Business Machines Corp. ◊	4,959	1,057,755
Juniper Networks, Inc. *	61,696	1,143,844
Linear Technology Corp.	12,979	498,004
Microsoft Corp. ◊	47,312	1,353,597
Stamps.com, Inc. *	5,425	135,461
		5,899,572

Total Common Stocks		$28,271,196

Registered Investment Companies - 31.1%
Federated Prime Obligations Fund, 0.05%†Σ	2,445,487	2,445,487
JPMorgan Prime Money Market Fund, 0.08%Σ	9,244,972	9,244,972
Total Registered Investment Companies		$11,690,459

Total Investment Securities - 106.5%
Cost ($34,940,220)**		$39,961,655
Segregated Cash With Brokers - 8.7%		3,276,881
Securities Sold Short - (8.7)%
(Proceeds $2,985,239)		(3,256,925)
Net Other Assets (Liabilities) - (6.5)%		(2,450,996)

Net Assets - 100.0%		$37,530,615

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2013, was $2,392,868.
◊	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $2,794,719.
Σ	Rate represents the daily yield on March 31, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2013.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
March 31, 2013 (Unaudited)
	Shares	Fair Value

Common Stocks - 8.7%
Consumer Discretionary - 2.8%
Brunswick Corp.	900	$30,798
Gap, Inc., The	7,935	280,899
Gildan Activewear, Inc.	1,704	68,007
Grand Canyon Education, Inc. *	6,284	159,551
John Wiley & Sons, Inc. Class A	1,400	54,544
Life Time Fitness, Inc. *	3,503	149,858
Macy's, Inc.	4,039	168,992
Red Robin Gourmet Burgers, Inc. *	1,100	50,160
Saks, Inc. *	6,865	78,742
Sonic Corp. *	1,900	24,472
Sotheby's Holdings, Inc.	170	6,360
		1,072,383

Financials - 2.6%
Cincinnati Financial Corp.	8,215	387,666
First American Financial Corp.	11,400	291,498
Principal Financial Group, Inc.	8,370	284,831
		963,995

Industrials - 1.3%
Boeing Co., The	2,200	188,870
Healthcare Services Group	4,500	115,335
Kansas City Southern Industries, Inc.	900	99,810
Navistar International Corp. *	2,500	86,425
		490,440

Information Technology - 2.0%
Advent Software, Inc. *	5,709	159,681
Akamai Technologies, Inc. *	16,164	570,426
		730,107

Total Securities Sold Short - 8.7%
(Proceeds $2,985,239)		$3,256,925

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at March 31, 2013.

See accompanying Notes to Schedules of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Investments
March 31, 2013 (Unaudited)
	Shares	Fair Value

Preferred Stock - 0.9%
REITs & Real Estate Management - 0.9%
iStar Financial, Inc. Series F, 1.31%	6,022	$143,926

Total Preferred Stock		$143,926

Common Stocks - 83.7%
Banking Services - 25.2%
City National Corp. ^	2,305	135,788
First Niagara Financial Group, Inc.	28,900	256,054
First of Long Island Corp., The	9,280	275,152
First Republic Bank	2,915	112,577
Huntington Bancshares, Inc. ◊	8,686	64,190
KeyCorp	35,310	351,688
National Penn Bancshares, Inc.	5,130	54,840
PNC Financial Services Group, Inc. ◊	9,094	604,751
Popular, Inc. *	27,460	758,170
Sterling Bancorp	17,935	182,220
SunTrust Banks, Inc.	8,767	252,577
Tower Financial Corp.	7,810	108,793
U.S. Bancorp	3,343	113,428
Wells Fargo & Co. ◊	17,396	643,478
		3,913,706

Capital Markets - 5.0%
Charles Schwab Corp., The	18,195	321,870
Fortress Investment Group LLC Class A	70,220	449,408
		771,278

Financial Services - 15.9%
Bank of New York Mellon Corp., The ◊	1,799	50,354
Citigroup, Inc.	15,225	673,554
CME Group, Inc.	2,075	127,384
JPMorgan Chase & Co.	19,375	919,537
Morgan Stanley ◊	26,360	579,393
Radian Group, Inc.	10,815	115,829
		2,466,051

Insurance - 30.4%
ACE Ltd.	2,590	230,432
American Equity Investment Life Holding Co. ^	10,125	150,761
American International Group, Inc. *	17,015	660,522
Assurant, Inc. ◊	3,535	159,110

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)
	Shares	Fair Value

Insurance - 30.4% continued
Assured Guaranty Ltd.	20,385	$420,135
Greenlight Capital Re Ltd. Class A*^	9,225	225,551
Hartford Financial Services Group, Inc., The	26,843	692,549
HCC Insurance Holdings, Inc.	3,675	154,460
Navigators Group, Inc. *	1,805	106,044
Old Republic International Corp.	10,525	133,773
Progressive Corp.	12,380	312,843
Prudential Financial, Inc.	12,335	727,641
Reinsurance Group of America	5,110	304,914
XL Group plc	14,670	444,501
		4,723,236

REITs & Real Estate Management - 7.2%
iStar Financial, Inc. REIT *	74,395	810,162
Winthrop Realty Trust REIT	24,795	311,921
		1,122,083

Total Common Stocks		$12,996,354

Registered Investment Companies - 18.0%
Federated Prime Obligations Fund, 0.05%†Σ	403,644	403,644
JPMorgan Prime Money Market Fund, 0.08%Σ	2,390,460	2,390,460
Total Registered Investment Companies		$2,794,104

Total Investment Securities - 102.6%
(Cost $12,591,909)**		$15,934,384
Segregated Cash With Brokers - 10.6%		1,650,799
Securities Sold Short - (10.6)%
(Proceeds $1,300,037)		(1,644,533)
Net Other Assets (Liabilities) - (2.6)%		(408,225)
Net Assets - 100.0%		$15,532,425

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2013, was $383,668.
◊	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $1,090,658.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2013.
Σ	Rate represents the daily yield on March 31, 2013.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Financial Long-Short
Schedule of Investments Sold Short
March 31, 2013 (Unaudited)
	Shares	Fair Value

Common Stocks - 10.6%
Banking Services - 5.6%
Bank of The Ozarks, Inc.	10,585	$469,445
Home Bancshares, Inc.	6,940	261,430
WesBanco, Inc.	3,180	76,161
Wintrust Financial Corp.	1,680	62,227
		869,263

Financial Services - 1.4%
Moody's Corp.	1,095	58,385
Principal Financial Group, Inc.	4,585	156,028
		214,413

Insurance - 3.6%
Cincinnati Financial Corp.	9,165	432,496
First American Financial Corp.	5,020	128,361
		560,857

Total Securities Sold Short - 10.6%
(Proceeds $1,300,037)		$1,644,533

Percentages disclosed are based on total net assets of the Fund at March 31, 2013.

See accompanying Notes to Schedules of Investments.

Diamond Hill Strategic Income Fund
Schedule of Investments
March 31, 2013 (Unaudited)
	Shares/ Par Value	Fair Value

Collateralized Debt Obligations - 0.5%
Alesco Preferred Funding Ltd., Class PPNE, 3/23/35#*	$336,608	$95,748
Alesco Preferred Funding VI, Class PNN, 3/23/35#*	621,631	185,507
Fort Sheridan ABS CDO Ltd., Class PPN2, 11/5/41#*	611,948	208,374
Taberna Preferred Funding Ltd., Class PPN2, 7/5/35#*	1,175,564	350,366
Total Collateralized Debt Obligations		$839,995

Preferred Stock - 0.0%
Alesco Preferred Funding III, 0.00% §#*	900	–

Total Preferred Stock		$–

Corporate Bonds - 95.8%
Consumer Discretionary - 13.9%
Expedia, Inc., 7.46%, 8/15/18^	$3,175,000	3,795,662
Goodyear Tire & Rubber Co., The, 8.25%, 8/15/20	1,975,000	2,184,844
Goodyear Tire & Rubber Co., The, 8.75%, 8/15/20	3,355,000	3,841,475
Jarden Corp., 8.00%, 5/1/16	2,650,000	2,765,938
Penn National Gaming, Inc., 8.75%, 8/15/19	3,000,000	3,390,000
Tenneco, Inc., 7.75%, 8/15/18	4,315,000	4,746,499
Vail Resorts, Inc., 6.50%, 5/1/19	3,543,000	3,802,082
		24,526,500

Consumer Staples - 4.8%
B&G Foods, Inc., 7.63%, 1/15/18	4,724,000	5,042,870
TreeHouse Foods, Inc., 7.75%, 3/1/18	3,075,000	3,332,531
		8,375,401

Energy - 4.8%
Anadarko Petroleum Corp., 5.95%, 9/15/16	3,400,000	3,914,138
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18	4,150,000	4,544,250
		8,458,388

Financials - 26.3%
AmSouth Bank, Series AI, 4.85%, 4/1/13	1,850,000	1,850,000
CNA Financial Corp., 6.50%, 8/15/16^	2,165,000	2,491,989
Discover Financial Services, 6.45%, 6/12/17	2,700,000	3,164,659
First Horizon National Corp., 4.50%, 5/15/13	1,400,000	1,406,387
First Horizon National Corp., 5.38%, 12/15/15	3,000,000	3,263,418
First Tennessee Bank NA, 5.05%, 1/15/15	1,150,000	1,204,990
iStar Financial, Inc., Series B, 9.00%, 6/1/17^	2,000,000	2,235,000

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)
	Shares/ Par Value	Fair Value

Financials - 26.3% continued
iStar Financial, Inc., Series B, 5.70%, 3/1/14	$5,275,000	$5,439,844
MGIC Investment Corp., 5.38%, 11/1/15	2,105,000	2,089,213
Radian Group, Inc., 9.00%, 6/15/17	4,760,000	5,200,300
Regions Financial Corp., 5.75%, 6/15/15	4,000,000	4,340,400
Symetra Financial Corp., 6.13%, 4/1/16††	4,750,000	5,265,412
Synovus Financial Corp., 5.13%, 6/15/17^	3,725,000	3,734,312
Zions Bancorp., 7.75%, 9/23/14	4,380,000	4,761,891
		46,447,815

Health Care - 9.3%
DaVita, Inc., 6.63%, 11/1/20	2,150,000	2,328,719
DaVita, Inc., 6.38%, 11/1/18	3,550,000	3,776,312
HealthSouth Corp., 7.25%, 10/1/18	2,821,000	3,039,628
Mylan, Inc., 7.63%, 7/15/17^††	4,600,000	5,114,225
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20††	2,000,000	2,155,000
		16,413,884

Industrials - 22.7%
Avis Budget Car Rental, 9.63%, 3/15/18	5,990,000	6,761,271
B/E Aerospace, Inc., 6.88%, 10/1/20	5,685,000	6,289,031
Continental Airlines, Inc., 6.75%, 9/15/15††	6,525,000	6,834,938
Corrections Corp. of America, 7.75%, 6/1/17	2,050,000	2,152,500
Kansas City Southern, 8.00%, 2/1/18	3,215,000	3,512,388
Triumph Group, Inc., 8.00%, 11/15/17	4,705,000	5,046,113
UR Merger Sub Corp., 9.25%, 12/15/19	4,900,000	5,586,000
Wabtec Corp., 6.88%, 7/31/13	3,650,000	3,704,750
		39,886,991

Information Technology - 4.0%
KLA-Tencor Corp., 6.90%, 5/1/18	4,478,000	5,370,609
ManTech International Corp., 7.25%, 4/15/18	1,500,000	1,590,000
		6,960,609

Materials - 3.3%
Owens-Brockway Packaging, Inc., 7.38%, 5/15/16	5,021,000	5,774,150

Telecommunication Services - 4.2%
Level 3 Financing, Inc., 8.13%, 7/1/19^	2,825,000	3,107,500

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)
	Shares/ Par Value	Fair Value

Telecommunication Services - 4.2% continued
Level 3 Financing, Inc., 10.00%, 2/1/18	$3,950,000	$4,364,750
		7,472,250

Utilities - 2.5%
Source Gas LLC, 5.90%, 4/1/17††	4,000,000	4,357,192

Total Corporate Bonds		$168,673,180

Registered Investment Companies - 6.4%
Federated Prime Obligations Fund,0.05%†Σ	7,129,795	7,129,795
JPMorgan Prime Money Market Fund,0.08%Σ	4,122,213	4,122,213
Total Registered Investment Companies		$11,252,008

Total Investment Securities 102.7%
(Cost $172,939,839)**		$180,765,183
Net Other Assets (Liabilities) (2.7)%		(4,730,672)
Net Assets - 100.0%		$176,034,510

*	Non-income producing security.

§	This security was fair valued as of March 31, 2013.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2013, was $6,854,521.
††	Restricted securities not registered under the Securities Act of 1933 and deemed liquid based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Continental Airlines, Inc.	December-11	$ 6,383,875	$ 6,834,938	3.9%
Mylan, Inc.	September-10	$ 4,960,500	$ 5,114,225	2.9%
Source Gas LLC	March-10	$ 3,840,000	$ 4,357,192	2.5%
Symetra Financial Corp.	February-11	$ 4,973,773	$ 5,265,412	3.0%
Valeant Pharmaceuticals International, Inc.	July-12	$ 2,070,000	$ 2,155,000	1.2%
		$22,228,148	$23,726,767	13.5%

#	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by management:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding III	March-13	$ –	$ –	0.0%
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	March-05	336,608	95,748	0.1%
Alesco Preferred Funding VI, Class PNN	December-04	621,631	185,507	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	509,448	208,374	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,035,359	350,366	0.2%
		$2,503,046	$839,995	0.5%

Σ	Rate represents the daily yield on March 31, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2013.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short

March 31, 2013 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.

With the exception of the Financial Long-Short Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%.  Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short (Continued)

March 31, 2013 (Unaudited)

days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

Approximately 0.5% of the Strategic Income Fund’s net assets are being valued using estimates provided by the Fair Value Committee. The Fair Value Committee relied heavily upon analysis of the Strategic Income Fund’s portfolio manager in the absence of readily ascertainable fair values. These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels 1, 2 or 3 as of March 31, 2013 based on the input levels assigned at December 31, 2012.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2013:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3
Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$784,807,951	$–	$–
Registered Investment Company	297,926,319	–	–
Total	1,082,734,270	–	–
Small-Mid Cap Fund
Common Stocks*	140,595,286	–	–
Registered Investment Company	34,058,226	–	–
Total	174,653,512	–	–

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short (Continued)

March 31, 2013 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3
Large Cap Fund Common Stocks*	$1,867,658,006	$–	$–
Registered Investment Company	157,835,888	–	–
Total	2,025,493,894	–	–
Select Fund
Common Stocks*	60,796,748	–	–
Registered Investment Company	3,335,947	–	–
Total	64,132,695	–	–
Long-Short Fund
Common Stocks*	2,111,891,777	–	–
Registered Investment Company	608,675,544	–	–
Total	2,750,567,321	–	–
Research Opportunities Fund
Common Stocks*	28,271,196	–	–
Registered Investment Company	11,690,459	–	–
Total	39,961,655	–	–
Financial Long-Short Fund
Preferred Stock*	143,926	–	–
Common Stocks*	12,996,354	–	–
Registered Investment Company	2,794,104	–	–
Total	15,934,384	–	–
Strategic Income Fund
Collateralized Debt Obligations	–	839,995	–
Preferred Stock*^	–	–	–
Corporate Bonds*	–	168,673,180	–
Registered Investment Company	11,252,008	–	–
Total	11,252,008	169,513,175	–
Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	(451,127,738)	–	–
Exchange Traded Fund	(51,832,631)	–	–
Total	(502,960,369)	–	–
Research Opportunities Fund
Common Stocks*	(3,256,925)	–	–
Financial Long-Short Fund
Common Stocks*	(1,644,533)	–	–

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.
^	Security has zero value and is considered Level 3.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Segregated Cash With Brokers” on the Schedules of Investments.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short (Continued)

March 31, 2013 (Unaudited)

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Diamond Hill Capital Management, Inc. to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with Citibank, N.A. (“Citibank”), Citibank is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, the Funds pay Citibank 15% of the net securities lending income plus any costs and other charges incurred by each Fund with Citibank to be paid as credits.

As of March 31, 2013, the value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$153,671,689	$157,307,559
Small-Mid Cap Fund	19,609,810	20,030,342
Large Cap Fund	118,022,745	120,547,797
Select Fund	2,799,104	2,840,865
Long-Short Fund	153,447,697	156,875,258
Research Opportunities Fund	2,392,868	2,445,487
Financial Long-Short Fund	383,668	403,644
Strategic Income Fund	6,854,521	7,129,795

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short (Concluded)

March 31, 2013 (Unaudited)

Federal Tax Information

As of March 31, 2013, cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Fund	$877,024,814	$227,835,788	$(22,126,332)	$205,709,456
Small-Mid Cap Fund	143,877,046	31,297,340	(520,874)	30,776,466
Large Cap Fund	1,644,015,119	383,512,325	(2,033,550)	381,478,775
Select Fund	52,095,565	13,164,518	(1,127,388)	12,037,130
Long-Short Fund	2,200,829,112	522,907,515	(3,169,306)	519,738,209
Research Opportunities Fund	34,938,990	5,244,087	(221,422)	5,022,665
Financial Long-Short Fund	12,796,085	3,368,327	(230,028)	3,138,299
Strategic Income Fund	172,970,585	9,552,556	(1,757,958)	7,794,598

Item 2.   Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes per 9/30 filing in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Diamond Hill Funds

By (Signature and Title)  /s/ James F. Laird, Jr.

                                        James F. Laird, Jr., President

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James F. Laird, Jr.

                                        James F. Laird, Jr., President

Date:      May 24, 2013__________________

By (Signature and Title)  /s/ Trent M. Statczar

                                        Trent M. Statczar, Treasurer

Date:      May 24, 2013